Rule 497(e)
                                                             File Nos. 333-38916
                                                                   and 811-09975
                                   SUPPLEMENT

                 Dated as of October 6, 2003 to Prospectus dated
                                   May 1, 2003

                       TT ACTIVE INTERNATIONAL MUTUAL FUND
                              TT EUROPE MUTUAL FUND


Capitalized terms used without definition below have the meanings given to them in the Prospectus.

The following information replaces similar information found in the Prospectus:

SEI Investments Distribution Co. is the distributor of the Fund's shares.

The following information replaces similar information found in Appendix A to the Prospectus. THIS INFORMATION AND THE OTHER INFORMATION IN APPENDIX A ONLY APPLIES IF YOU INVEST DIRECTLY IN THE FUND RATHER THAN IF YOU ARE INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN OR THROUGH A THIRD PARTY PROVIDER, SUCH AS A BANK, SECURITIES BROKER, TRUST COMPANY, FINANCIAL SUPERMARKET OR FINANCIAL ADVISER.

How to Buy Shares

To make an initial investment in the Fund, please complete the appropriate application for the class being subscribed for and mail it together with your payment to the address listed below. To make an additional investment in a particular class of the Fund, please submit a letter of instruction to the Fund to that effect and mail it together with your payment to:

For regular mail:                    For overnight mail:
TT International Funds               TT International Funds
Post Office Box 446                  c/o Forum Shareholder Services, LLC
Portland, Maine 04112                Two Portland Square
                                     Portland, Maine 04101

You may pay for shares by personal check in U.S. dollars drawn on a U.S. bank and payable to "TT International Funds." The Fund does not accept purchases made by cash or cash equivalents. For example, you may not pay for shares by money order, cashier's check, bank draft or travelers check. Nor does the Fund accept payment by credit card check or third party check.

You may pay for shares by wire transfer to:

Deutsche Bank Trust Company Americas
New York, New York
ABA #021001033

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For credit to:
Forum Shareholder Services, LLC
DDA # 014- 65-547
Reference:
    TT Active International Mutual Fund or TT Europe Mutual Fund, as applicable (Your Name)
    (Your Account Number)

Please call 1-888-465-5722 prior to sending a wire.

How to Sell Shares

To sell shares of a particular class of the Fund, please call 1-888-465-5722 or submit a letter of instruction to the Fund to that effect with a STAMP 2000 Medallion Guarantee and mail such letter to:

For regular mail:                    For overnight mail:
TT International Funds               TT International Funds
Post Office Box 446                  c/o Forum Shareholder Services, LLC
Portland, Maine 04112                Two Portland Square
                                     Portland, Maine 04101
Medallion Guarantees

You are required to obtain a STAMP 2000 Medallion Guarantee from an Eligible Guarantor for any redemption or exchange requests submitted in writing, changes to a shareholder's record name, redemptions from an account for which the address has changed within the last 30 days, requests to send redemption proceeds or dividends to any person, address or financial institution not on record, request to send redemption proceeds or dividends to an account registered in a name different from yours, or requests to change wire instructions, telephone redemption or exchange options or other elections relating to your account.

To Get More Information

To make shareholder inquiries or obtain copies of the Statement of Additional Information and Annual and Semi-Annual Reports of the Fund, free of charge, please call 1-888-465-5722 or write to:

For regular mail:                    For overnight mail:
TT International Funds               TT International Funds
Post Office Box 446                  c/o Forum Shareholder Services, LLC
Portland, Maine 04112                Two Portland Square
                                     Portland, Maine 04101

                                                                     Rule 497(e)
                                                             File Nos. 333-38916
                                                                   and 811-09975
                                   SUPPLEMENT

                       Dated as of October 6, 2003 to the
                   Statement of Additional Information dated
                                   May 1, 2003

                       TT ACTIVE INTERNATIONAL MUTUAL FUND
                              TT EUROPE MUTUAL FUND

The following information replaces similar information found in the Statement of Additional Information. Capitalized terms used without definition below have the meanings given to them in the Statement of Additional Information.

Administrator

         Pursuant to an Administration Agreement with the Trust and the Portfolio Trust (the "Administration Agreement"), SEI Investments Global Funds Services ("SEI") performs or supervises the performance of accounting, administrative and ancillary services for the Fund and the Portfolio. The address of SEI is One Freedom Valley Drive, Oaks, PA 19456. For its services under the Administration Agreement, SEI receives fees at annual rates equal to the percentages set forth below of the Fund Complex's aggregate average daily net assets. For purposes of calculating these fees, the "Fund Complex" consists of the Fund, the Portfolio and each other series of the Trust and the Portfolio Trust. The fee percentages are as follows:

                  First $250 Million in Assets                0.12%
                  Next $250 Million in Assets                 0.10%
                  Above $500 Million in Assets                0.08%

These fees are subject to an annual minimum of $281,500.

Distributor

         SEI Investments Distribution Co. ("SIDCO"), One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the distributor of the Fund's shares pursuant to the Distribution Agreement with the Trust and the Portfolio Trust (the "Distribution Agreement"). Under the Distribution Agreement, SIDCO has agreed to sell shares of the Fund as the agent of the Fund. In accordance with the Distribution Agreement, the Fund shall pay SIDCO any distribution or service fees payable under the Service Plans with respect to Class 1, Class 2 and Class 3 shares. However, SIDCO may then allocate any or all of the distribution or services fees which are paid to SIDCO under the applicable Service Plan, to such brokers, dealers and other financial institutions and intermediaries as SIDCO may from time to time determine. The Fund does not pay SIDCO a fee for distribution or shareholder services with respect to Institutional Class shares.

         Either SIDCO or the Trusts may terminate the Distribution Agreement on not less than sixty days prior written notice. Unless otherwise terminated the Distribution Agreement will continue in force for two years from its effective date and thereafter from year to year upon annual approval by (i) either the vote of a majority of the Trustees of the Trusts or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trusts, and (ii) the vote of a majority of the Trustees of the Trusts who are not parties to the Distribution Agreement or the Service Plans or interested persons (as defined in the 1940 Act) of any such party. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

Transfer Agent

         The Trust has entered into a Transfer Agency Agreement with Forum Shareholder Services, LLC ("Forum"), pursuant to which Forum acts as the transfer agent for the Fund.

Custodian

         Each of the Trust and the Portfolio Trust has entered into a Custody Agreement with The Northern Trust Company ("Northern Trust"), pursuant to which beginning on or about October 19, 2003 Northern Trust will act as custodian for the Fund and the Portfolio, respectively.